UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

October 31, 2017

AFBT-QTLY-1217
1.809084.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Biotechnology - 88.7%
Biotechnology - 88.7%
AbbVie, Inc.	562,565	$50,771,491
Abeona Therapeutics, Inc. (a)(b)	33,454	600,499
AC Immune SA (a)(b)	281,288	3,307,947
ACADIA Pharmaceuticals, Inc. (a)(b)	468,186	16,306,918
Acceleron Pharma, Inc. (a)	579,366	22,595,274
Achaogen, Inc. (a)(b)	431,602	5,489,977
Achillion Pharmaceuticals, Inc. (a)	278,861	1,121,021
Acorda Therapeutics, Inc. (a)	311,253	8,271,548
Adamas Pharmaceuticals, Inc. (a)(b)	560,348	13,818,182
Adaptimmune Therapeutics PLC sponsored ADR (a)	844,942	6,632,795
ADMA Biologics, Inc. (a)(b)	41,500	97,110
Aduro Biotech, Inc. (a)	461,280	3,667,176
Advaxis, Inc. (a)(b)	138,328	470,315
Adverum Biotechnologies, Inc. (a)	107,429	349,144
Agenus, Inc. (a)(b)	251,560	920,710
Agenus, Inc. warrants 1/9/18 (a)	452,000	5
Agios Pharmaceuticals, Inc. (a)	60,471	3,886,471
Aimmune Therapeutics, Inc. (a)(b)	404,902	11,770,501
Akebia Therapeutics, Inc. (a)	177,377	3,219,393
Alder Biopharmaceuticals, Inc. (a)	403,913	4,544,021
Aldeyra Therapeutics, Inc. (a)(b)	534,859	3,369,612
Alexion Pharmaceuticals, Inc. (a)	917,776	109,821,076
Alkermes PLC (a)	338,303	16,495,654
Alnylam Pharmaceuticals, Inc. (a)	238,935	29,111,840
AMAG Pharmaceuticals, Inc. (a)	200,677	3,150,629
Amarin Corp. PLC ADR (a)	338,294	1,150,200
Amgen, Inc.	1,211,680	212,310,564
Amicus Therapeutics, Inc. (a)(b)	892,770	12,713,045
AnaptysBio, Inc.	110,093	7,269,441
Applied Genetic Technologies Corp. (a)	80,536	273,822
Aptevo Therapeutics, Inc. (a)	38,827	110,851
AquaBounty Technologies, Inc. (a)(b)	1,394	8,782
Ardelyx, Inc. (a)	722,501	3,865,380
Arena Pharmaceuticals, Inc. (a)	713,386	19,996,210
Argenx SE ADR	163,500	3,747,420
Array BioPharma, Inc. (a)	2,563,063	26,784,008
Ascendis Pharma A/S sponsored ADR (a)	38,300	1,301,434
Asterias Biotherapeutics, Inc. (a)(b)	115,938	289,845
Atara Biotherapeutics, Inc. (a)(b)	405,885	5,763,567
aTyr Pharma, Inc. (a)	88,020	422,496
aTyr Pharma, Inc. (a)(c)	55,238	265,142
Audentes Therapeutics, Inc. (a)	232,000	6,168,880
Axovant Sciences Ltd. (a)(b)	289,646	1,517,745
Bellicum Pharmaceuticals, Inc. (a)(b)	716,125	6,745,898
BioCryst Pharmaceuticals, Inc. (a)	821,923	3,698,654
Biogen, Inc. (a)	499,562	155,693,493
Biohaven Pharmaceutical Holding Co. Ltd.	283,800	8,531,028
BioMarin Pharmaceutical, Inc. (a)	634,590	52,093,493
BioTime, Inc. warrants 10/1/18 (a)	2	0
Bioverativ, Inc.	253,844	14,342,186
bluebird bio, Inc. (a)	65,695	9,138,175
Blueprint Medicines Corp. (a)	616,461	40,945,340
Calithera Biosciences, Inc. (a)	176,388	2,839,847
Cara Therapeutics, Inc. (a)(b)	185,337	2,324,126
Catalyst Pharmaceutical Partners, Inc. (a)	17,900	51,194
Celgene Corp. (a)	1,340,065	135,306,363
Celldex Therapeutics, Inc. (a)(b)	1,018,636	2,485,472
Chiasma, Inc. (a)(b)	337,192	708,103
Chiasma, Inc. warrants (a)	81,298	32,914
Chimerix, Inc. (a)	387,202	1,905,034
Cidara Therapeutics, Inc. (a)	34,800	267,960
Cidara Therapeutics, Inc. (a)(c)	223,967	1,724,546
Clovis Oncology, Inc. (a)	275,358	20,753,732
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	486,950	3,457,345
Corvus Pharmaceuticals, Inc. (a)(b)	274,564	3,728,579
Cytokinetics, Inc. (a)	352,477	4,811,311
CytomX Therapeutics, Inc. (a)(c)	64,961	1,299,220
DBV Technologies SA sponsored ADR (a)(b)	233,900	5,477,938
Dicerna Pharmaceuticals, Inc. (a)	129,106	695,881
Dynavax Technologies Corp. (a)(b)	545,519	12,001,418
Eagle Pharmaceuticals, Inc. (a)(b)	67,784	3,643,390
Edge Therapeutics, Inc. (a)(b)	9,681	105,136
Editas Medicine, Inc. (a)(b)	212,057	5,259,014
Emergent BioSolutions, Inc. (a)	41,255	1,691,042
Enanta Pharmaceuticals, Inc. (a)	46,887	2,328,877
Epizyme, Inc. (a)(b)	1,354,550	22,620,985
Esperion Therapeutics, Inc. (a)(b)	280,016	12,807,932
Exact Sciences Corp. (a)	426,982	23,479,740
Exelixis, Inc. (a)	1,167,049	28,931,145
Fate Therapeutics, Inc. (a)(b)	234,604	1,119,061
Fibrocell Science, Inc. (a)(b)	56,867	127,382
FibroGen, Inc. (a)	624,645	34,886,423
Five Prime Therapeutics, Inc. (a)	119,400	5,356,284
Foundation Medicine, Inc. (a)(b)	10,368	466,560
Galapagos Genomics NV sponsored ADR (a)	192,629	18,777,475
Genmab A/S (a)	75,218	15,189,014
Genomic Health, Inc. (a)	22,284	730,692
GenSight Biologics SA (a)(b)	105,964	635,676
Geron Corp. (a)(b)	4,760,774	10,711,742
Gilead Sciences, Inc.	337,739	25,316,915
Global Blood Therapeutics, Inc. (a)	389,967	15,520,687
GlycoMimetics, Inc. (a)	23,800	273,700
Halozyme Therapeutics, Inc. (a)	988,831	17,531,974
Heron Therapeutics, Inc. (a)(b)	475,742	7,302,640
Histogenics Corp. (a)	597,234	1,260,164
Idera Pharmaceuticals, Inc. (a)(b)	691,800	1,079,208
Ignyta, Inc. (a)	134,472	2,070,869
Immune Design Corp. (a)	242,835	1,202,033
ImmunoGen, Inc. (a)(b)	2,029,138	11,769,000
Immunomedics, Inc. (a)(b)	1,320,254	14,153,123
Incyte Corp. (a)	453,579	51,367,822
Infinity Pharmaceuticals, Inc. (a)(b)	794,775	1,851,826
Insmed, Inc. (a)	24,900	672,549
Insys Therapeutics, Inc. (a)(b)	50,494	260,044
Intellia Therapeutics, Inc. (a)(b)	139,192	4,331,655
Intercept Pharmaceuticals, Inc. (a)(b)	158,460	9,765,890
Intrexon Corp. (a)(b)	38,808	634,511
Ionis Pharmaceuticals, Inc. (a)	403,938	23,068,899
Iovance Biotherapeutics, Inc. (a)	248,746	1,934,000
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,110,821	17,084,427
Jounce Therapeutics, Inc. (b)	322,276	4,511,864
Juno Therapeutics, Inc. (a)	451,511	20,277,359
Karyopharm Therapeutics, Inc. (a)	1,093,531	11,164,952
Keryx Biopharmaceuticals, Inc. (a)(b)	351,839	2,279,917
Krystal Biotech, Inc.	264,600	2,619,540
Kura Oncology, Inc. (a)	878,202	13,085,210
La Jolla Pharmaceutical Co. (a)(b)	348,100	11,960,716
Lexicon Pharmaceuticals, Inc. (a)(b)	565,966	5,767,194
Ligand Pharmaceuticals, Inc. Class B (a)	82,112	11,934,979
Loxo Oncology, Inc. (a)	365,781	31,515,691
Macrogenics, Inc. (a)	566,002	11,201,180
Madrigal Pharmaceuticals, Inc. (a)	119,856	5,991,601
MannKind Corp. (a)(b)	398,539	1,311,193
MediciNova, Inc. (a)(b)	388,780	2,764,226
Merrimack Pharmaceuticals, Inc. (b)	68,240	801,138
MiMedx Group, Inc. (a)(b)	12,313	156,129
Minerva Neurosciences, Inc. (a)	1,788,152	11,265,358
Miragen Therapeutics, Inc. (a)	658,541	5,452,719
Molecular Templates, Inc. (a)(b)	2,436	19,391
Momenta Pharmaceuticals, Inc. (a)	165,625	2,335,313
NantKwest, Inc. (a)(b)	70,253	324,569
Neurocrine Biosciences, Inc. (a)	604,728	37,559,656
NewLink Genetics Corp. (a)(b)	114,392	1,070,709
Novavax, Inc. (a)(b)	1,171,816	1,277,279
Novelion Therapeutics, Inc. (a)	216,270	1,020,794
Opko Health, Inc. (a)(b)	137,912	928,148
Oragenics, Inc. (a)	108,608	36,938
Osiris Therapeutics, Inc. (a)(b)	6,862	34,310
OvaScience, Inc. (a)	105,645	160,580
Ovid Therapeutics, Inc.	124,400	806,112
Ovid Therapeutics, Inc.	114,626	735,349
Portola Pharmaceuticals, Inc. (a)	557,324	27,537,379
Progenics Pharmaceuticals, Inc. (a)	438,108	2,711,889
ProQR Therapeutics BV (a)	237,916	904,081
Protagonist Therapeutics, Inc. (a)	170,723	2,555,723
Proteostasis Therapeutics, Inc. (a)(b)	183,300	344,604
Prothena Corp. PLC (a)	140,434	8,152,194
PTC Therapeutics, Inc. (a)(b)	260,709	4,885,687
Puma Biotechnology, Inc. (a)	287,902	36,649,925
Radius Health, Inc. (a)(b)	674,729	21,665,548
Regeneron Pharmaceuticals, Inc. (a)	264,187	106,366,970
REGENXBIO, Inc. (a)	333,286	9,981,916
Regulus Therapeutics, Inc. (a)(b)	960,221	960,221
Repligen Corp. (a)	234,327	8,716,964
Retrophin, Inc. (a)	353,572	8,793,336
Rigel Pharmaceuticals, Inc. (a)	179,900	674,625
Sage Therapeutics, Inc. (a)	258,068	16,330,543
Sangamo Therapeutics, Inc. (a)	1,192,016	14,780,998
Sarepta Therapeutics, Inc. (a)(b)	274,611	13,541,068
Seattle Genetics, Inc. (a)	559,320	34,291,909
Selecta Biosciences, Inc. (a)(b)	88,000	1,867,360
Seres Therapeutics, Inc. (a)(b)	237,191	2,381,398
Seres Therapeutics, Inc. (a)(c)	352,270	3,536,791
Sienna Biopharmaceuticals, Inc. (b)	61,493	1,205,263
Spark Therapeutics, Inc. (a)(b)	314,145	25,414,331
Spectrum Pharmaceuticals, Inc. (a)	1,239,512	24,282,040
Stemline Therapeutics, Inc. (a)(b)	400,493	5,466,729
Syndax Pharmaceuticals, Inc. (a)	219,099	2,449,527
Synlogic, Inc. (a)	4,028	58,849
Syros Pharmaceuticals, Inc. (a)	152,478	2,622,622
Syros Pharmaceuticals, Inc. (c)	62,568	1,076,170
TESARO, Inc. (a)(b)	256,437	29,687,711
TG Therapeutics, Inc. (a)(b)	1,402,202	11,427,946
Tocagen, Inc. (b)	154,600	1,711,422
Trevena, Inc. (a)	296,455	444,683
Ultragenyx Pharmaceutical, Inc. (a)	404,027	18,621,604
uniQure B.V. (a)	31,152	464,165
United Therapeutics Corp. (a)	49,723	5,896,651
Vanda Pharmaceuticals, Inc. (a)	337,679	5,301,560
Vertex Pharmaceuticals, Inc. (a)	718,728	105,099,595
Vical, Inc. (a)(b)	54,186	119,209
Vital Therapies, Inc. (a)	588,087	3,469,713
Voyager Therapeutics, Inc. (a)(b)	1,280,677	26,971,058
Xencor, Inc. (a)	378,226	7,481,310
Zafgen, Inc. (a)	1,356,174	4,827,979
Zealand Pharma A/S (a)(b)	112,234	2,073,120
Zealand Pharma A/S sponsored ADR	33,700	622,439
		2,326,923,836
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
RPI International Holdings LP (a)(d)(e)	12,210	1,666,970
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Bellerophon Therapeutics, Inc. (a)(b)	186,300	255,231
Novocure Ltd. (a)(b)	243,941	5,269,126
Novocure Ltd. (a)(c)	155,553	3,359,945
Vermillion, Inc. (a)	991,800	1,438,110
Zosano Pharma Corp. (a)(b)	530,003	355,102
		10,677,514
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
G1 Therapeutics, Inc.	232,700	5,498,701
OptiNose, Inc.	46,600	939,456
		6,438,157
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (a)	49,200	179,580
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Morphosys AG (a)	5,400	468,997
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	8,799
Pharmaceuticals - 8.0%
Pharmaceuticals - 8.0%
Aclaris Therapeutics, Inc. (a)	166,983	4,209,641
Adimab LLC (a)(d)(e)(f)	398,401	13,649,218
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	1,954,103
Akcea Therapeutics, Inc.	184,300	3,376,376
Aradigm Corp. (a)	545	2,273
Aradigm Corp. (a)	8,241	34,365
Avexis, Inc. (a)	207,762	21,713,207
Axsome Therapeutics, Inc. (a)(b)	605,360	2,875,460
Cempra, Inc. (a)	1,042,678	2,398,159
Clementia Pharmaceuticals, Inc.	109,500	1,754,190
Corcept Therapeutics, Inc. (a)	168,373	3,315,264
Dermira, Inc. (a)	475,445	12,727,663
Dova Pharmaceuticals, Inc. (b)	338,516	8,483,211
Egalet Corp. (a)(b)	1,007,174	987,031
GW Pharmaceuticals PLC ADR (a)(b)	119,033	12,849,612
Horizon Pharma PLC (a)	228,856	3,103,287
Intra-Cellular Therapies, Inc. (a)	175,454	2,735,328
Jazz Pharmaceuticals PLC (a)	77,567	10,978,058
Kala Pharmaceuticals, Inc.	131,500	2,111,890
Kolltan Pharmaceuticals, Inc. rights(a)(e)	1,610,391	241,559
MyoKardia, Inc. (a)	192,192	7,389,782
MyoKardia, Inc. (a)(c)	484,646	18,634,639
Nektar Therapeutics (a)	117,948	2,841,367
NeurogesX, Inc. (a)(e)	150,000	2
Ocular Therapeutix, Inc. (a)(b)	220,171	1,268,185
Pacira Pharmaceuticals, Inc. (a)	125,384	4,018,557
Paratek Pharmaceuticals, Inc. (a)	433,460	9,276,044
Reata Pharmaceuticals, Inc. (a)	169,094	5,120,166
Repros Therapeutics, Inc. (a)(b)	534,054	269,110
Rhythm Pharmaceuticals, Inc.	80,655	2,063,155
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	614,187
Tetraphase Pharmaceuticals, Inc. (a)	309,731	1,861,483
The Medicines Company (a)(b)	368,922	10,602,818
TherapeuticsMD, Inc. (a)	1,087,400	5,132,528
Theravance Biopharma, Inc. (a)(b)	213,103	6,150,153
UroGen Pharma Ltd.	166,900	5,295,737
WAVE Life Sciences (a)(b)	338,988	7,813,673
Zogenix, Inc. (a)	319,749	11,990,588
		209,842,069
Software - 0.0%
Application Software - 0.0%
Precipio, Inc. (d)	450	878
TOTAL COMMON STOCKS
(Cost $2,021,800,532)		2,556,206,800

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
Biotechnology - 1.5%
Biotechnology - 1.5%
23andMe, Inc. Series E (a)(d)(e)	341,730	4,744,648
Allena Pharmaceuticals, Inc. Series C (a)(d)	360,694	4,544,744
Axcella Health, Inc. Series C (a)(d)(e)	341,857	3,445,919
Immunocore Ltd. Series A (a)(d)(e)	17,149	5,972,439
Moderna Therapeutics, Inc.:
Series D (a)(d)(e)	269,180	1,940,788
Series E (a)(d)(e)	544,100	3,922,961
Scholar Rock LLC Series B (a)(d)(e)	1,083,994	3,501,301
Translate Bio:
Series B (a)(d)(e)	1,310,353	3,760,713
Series C (d)(e)	1,010,101	2,898,990
Twist Bioscience Corp.:
Series C (a)(d)(e)	1,866,791	4,005,573
Series D (a)(d)(e)	453,587	973,262
		39,711,338
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (a)(d)(e)	213,402	704,227
Series B (a)(d)(e)	693,558	2,288,741
		2,992,968
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(e)	1,915,787	938,736

TOTAL CONVERTIBLE PREFERRED STOCKS		43,643,042

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(d)(e)	151,084	1,689,119
TOTAL PREFERRED STOCKS
(Cost $32,910,045)		45,332,161

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 1.10% (g)	23,857,907	23,862,679
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	201,588,017	201,608,176
TOTAL MONEY MARKET FUNDS
(Cost $225,456,898)		225,470,855
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $2,280,167,475)		2,827,009,816
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(203,242,266)
NET ASSETS - 100%		$2,623,767,550

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,896,453 or 1.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,649,226 or 2.3% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
Adimab LLC	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$862,104
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Moderna Therapeutics, Inc. Series D	11/6/13	$1,300,630
Moderna Therapeutics, Inc. Series E	12/18/14	$2,628,996
Precipio, Inc.	2/3/12 - 7/31/17	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Translate Bio Series B	7/17/15	$1,415,181
Translate Bio Series C	12/22/16	$2,000,000
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,279
Fidelity Securities Lending Cash Central Fund	831,169
Total	$873,448

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,556,206,800	$2,537,312,493	$768,268	$18,126,039
Preferred Stocks	45,332,161	--	4,544,744	40,787,417
Money Market Funds	225,470,855	225,470,855	--	--
Total Investments in Securities:	$2,827,009,816	$2,762,783,348	$5,313,012	$58,913,456

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$43,160,615
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	1,691,755
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(4,064,953)
Ending Balance	$40,787,417
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$1,691,755
Other Investments in Securities
Beginning Balance	$18,025,736
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	89,983
Cost of Purchases	10,320
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$18,126,039
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$89,983

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$58,913,456	Market approach	Transaction price	$2.15 - $13.88 / $7.87	Increase
		Market comparable	Transaction price	$1.98 - $199.22 / $43.22	Increase
			Premium rate	15.0%	Increase
			Proxy premium	7.7% - 76.0% / 34.4%	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0% - 12.2% / 10.6%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 68.9% / 7.4%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

October 31, 2017

AFDC-QTLY-1217
1.809086.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Communications Equipment - 87.2%
Communications Equipment - 87.2%
ADTRAN, Inc.	9,170	$193,487
Arista Networks, Inc. (a)	1,150	229,874
Arris International PLC (a)	8,262	235,467
Brocade Communications Systems, Inc.	40,495	471,767
Calix Networks, Inc. (a)	25,140	138,270
Ciena Corp. (a)	1,050	22,334
Cisco Systems, Inc.	102,594	3,503,582
CommScope Holding Co., Inc. (a)	27,470	882,886
Comtech Telecommunications Corp.	930	20,004
EchoStar Holding Corp. Class A (a)	1,690	94,556
F5 Networks, Inc. (a)	5,775	700,334
Finisar Corp. (a)	12,750	300,135
Harmonic, Inc. (a)	1,250	4,625
Harris Corp.	7,330	1,021,216
Infinera Corp. (a)	17,937	150,133
InterDigital, Inc.	2,970	217,850
Juniper Networks, Inc.	27,548	684,017
Lumentum Holdings, Inc. (a)	3,750	236,813
Mitel Networks Corp. (a)	13,720	117,855
Motorola Solutions, Inc.	2,679	242,557
NETGEAR, Inc. (a)	1,500	69,975
NetScout Systems, Inc. (a)	4,660	132,344
Nokia Corp. sponsored ADR (b)	192,680	942,205
Oclaro, Inc. (a)(b)	11,230	92,872
Palo Alto Networks, Inc. (a)	2,570	378,304
Plantronics, Inc.	2,050	92,988
Radware Ltd. (a)	4,090	71,739
Sonus Networks, Inc. (a)	12,460	97,188
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	106,570	666,063
ViaSat, Inc. (a)	370	24,087
Viavi Solutions, Inc. (a)	29,330	272,182
		12,307,709
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Quantenna Communications, Inc.	3,500	54,215
Electronic Equipment & Components - 2.0%
Electronic Manufacturing Services - 1.3%
Fabrinet (a)	2,030	75,475
Jabil, Inc.	2,850	80,598
TE Connectivity Ltd.	360	32,749
		188,822
Technology Distributors - 0.7%
CDW Corp.	790	55,300
Dell Technologies, Inc. (a)	424	35,094
		90,394

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		279,216

Internet Software & Services - 2.1%
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	310	16,198
Alphabet, Inc.:
Class A (a)	129	133,262
Class C (a)	108	109,797
LogMeIn, Inc.	310	37,526
		296,783
IT Services - 1.0%
Data Processing & Outsourced Services - 0.1%
WNS Holdings Ltd. sponsored ADR (a)	400	15,168
IT Consulting & Other Services - 0.9%
Cognizant Technology Solutions Corp. Class A	570	43,132
Presidio, Inc.	5,910	87,468
		130,600

TOTAL IT SERVICES		145,768

Semiconductors & Semiconductor Equipment - 4.0%
Semiconductors - 4.0%
Acacia Communications, Inc. (a)(b)	2,220	93,928
Broadcom Ltd.	275	72,575
Maxim Integrated Products, Inc.	1,240	65,150
ON Semiconductor Corp. (a)	2,670	56,924
Qualcomm, Inc.	5,491	280,096
		568,673
Software - 1.4%
Application Software - 0.3%
Citrix Systems, Inc. (a)	600	49,566
Systems Software - 1.1%
Check Point Software Technologies Ltd. (a)	740	87,105
Oracle Corp.	1,300	66,170
		153,275

TOTAL SOFTWARE		202,841

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	1,730	37,282
Samsung Electronics Co. Ltd.	26	64,041
		101,323
TOTAL COMMON STOCKS
(Cost $10,585,485)		13,956,528

Money Market Funds - 10.5%
Fidelity Cash Central Fund, 1.10% (c)	90,692	90,710
Fidelity Securities Lending Cash Central Fund 1.11%(c)(d)	1,390,903	1,391,042
TOTAL MONEY MARKET FUNDS
(Cost $1,481,752)		1,481,752
TOTAL INVESTMENT IN SECURITIES - 109.3%
(Cost $12,067,237)		15,438,280
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(1,316,127)
NET ASSETS - 100%		$14,122,153

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192
Fidelity Securities Lending Cash Central Fund	4,959
Total	$5,151

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

October 31, 2017

AFCI-QTLY-1217
1.809085.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	3,500	$242,725
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Tenneco, Inc.	400	23,244
Automobiles - 2.3%
Automobile Manufacturers - 2.3%
Ferrari NV	4,700	562,496
Tesla, Inc. (a)	15,700	5,205,021
Thor Industries, Inc.	2,300	313,306
		6,080,823
Beverages - 1.0%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	10,000	2,190,900
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	6,216	360,093

TOTAL BEVERAGES		2,550,993

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	11,500	417,335
Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (a)	41,200	1,552,828
Pool Corp.	4,500	543,510
		2,096,338
Diversified Consumer Services - 0.5%
Education Services - 0.3%
Grand Canyon Education, Inc. (a)	4,400	393,844
New Oriental Education & Technology Group, Inc. sponsored ADR	3,400	283,016
		676,860
Specialized Consumer Services - 0.2%
Service Corp. International	4,200	148,932
ServiceMaster Global Holdings, Inc. (a)	8,600	405,146
		554,078

TOTAL DIVERSIFIED CONSUMER SERVICES		1,230,938

Food & Staples Retailing - 1.3%
Food Distributors - 0.8%
Performance Food Group Co. (a)	76,400	2,162,120
Hypermarkets & Super Centers - 0.5%
Costco Wholesale Corp.	5,900	950,372
Wal-Mart Stores, Inc.	3,100	270,661
		1,221,033

TOTAL FOOD & STAPLES RETAILING		3,383,153

Hotels, Restaurants & Leisure - 26.7%
Casinos & Gaming - 4.3%
Caesars Entertainment Corp. (a)	24,300	314,685
Churchill Downs, Inc.	4,600	959,330
Eldorado Resorts, Inc. (a)	29,600	760,720
Las Vegas Sands Corp.	72,080	4,568,430
Melco Crown Entertainment Ltd. sponsored ADR	20,900	528,352
MGM Mirage, Inc.	86,000	2,696,100
Penn National Gaming, Inc. (a)	23,696	618,229
Wynn Resorts Ltd.	5,300	781,697
		11,227,543
Hotels, Resorts & Cruise Lines - 8.2%
Carnival Corp.	22,900	1,520,331
Hilton Grand Vacations, Inc.	12,700	520,192
Hilton, Inc.	70,300	5,081,284
ILG, Inc.	9,100	269,997
Marriott International, Inc. Class A	35,175	4,202,709
Marriott Vacations Worldwide Corp.	10,300	1,355,686
Royal Caribbean Cruises Ltd.	38,300	4,740,391
Wyndham Worldwide Corp.	36,120	3,859,422
		21,550,012
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	3,900	244,140
Vail Resorts, Inc.	14,140	3,238,343
		3,482,483
Restaurants - 12.9%
ARAMARK Holdings Corp.	24,200	1,057,298
Darden Restaurants, Inc.	17,425	1,433,555
Del Taco Restaurants, Inc. (a)	35,700	453,033
Domino's Pizza, Inc.	6,200	1,134,600
Dunkin' Brands Group, Inc.	12,900	762,003
Jack in the Box, Inc.	12,500	1,293,875
McDonald's Corp.	68,900	11,500,099
Red Robin Gourmet Burgers, Inc. (a)	4,000	273,600
Restaurant Brands International, Inc.	22,900	1,479,509
Ruth's Hospitality Group, Inc.	14,954	315,529
Shake Shack, Inc. Class A (a)	8,200	311,272
Starbucks Corp.	177,776	9,749,236
Texas Roadhouse, Inc. Class A	15,400	770,154
U.S. Foods Holding Corp. (a)	64,600	1,762,288
Wingstop, Inc.	21,800	738,366
Yum! Brands, Inc.	15,000	1,116,750
		34,151,167

TOTAL HOTELS, RESTAURANTS & LEISURE		70,411,205

Household Durables - 1.6%
Consumer Electronics - 0.0%
Roku, Inc. Class A (b)	2,400	48,912
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	1,100	287,936
Homebuilding - 1.3%
Cavco Industries, Inc. (a)	1,500	235,350
D.R. Horton, Inc.	35,300	1,560,613
Lennar Corp. Class A	19,800	1,102,266
LGI Homes, Inc. (a)	2,500	150,825
TRI Pointe Homes, Inc. (a)	29,400	520,086
		3,569,140
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	70,500	413,435

TOTAL HOUSEHOLD DURABLES		4,319,423

Household Products - 0.1%
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	1,758	193,239
Internet & Direct Marketing Retail - 21.5%
Internet & Direct Marketing Retail - 21.5%
Amazon.com, Inc. (a)	38,180	42,199,588
Boohoo.Com PLC (a)	124,200	330,737
Liberty Interactive Corp. QVC Group Series A (a)	68,069	1,546,528
Netflix, Inc. (a)	36,383	7,146,713
Priceline Group, Inc. (a)	2,900	5,544,684
Wayfair LLC Class A (a)	1,339	93,596
		56,861,846
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
2U, Inc. (a)	5,200	330,876
Alphabet, Inc. Class A (a)	1,200	1,239,648
CarGurus, Inc. Class A	400	13,040
Facebook, Inc. Class A (a)	5,600	1,008,336
		2,591,900
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
Global Payments, Inc.	4,000	415,800
PayPal Holdings, Inc. (a)	6,100	442,616
		858,416
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	98,400	1,389,408
Media - 14.5%
Cable & Satellite - 9.4%
Charter Communications, Inc. Class A (a)	41,994	14,033,135
Comcast Corp. Class A	269,300	9,702,879
DISH Network Corp. Class A (a)	8,200	398,028
Naspers Ltd. Class N	3,100	755,336
		24,889,378
Movies & Entertainment - 5.1%
Cinemark Holdings, Inc.	22,700	824,918
Liberty Media Corp. Liberty Formula One Group Series C (a)	7,400	282,236
The Walt Disney Co.	125,506	12,275,742
		13,382,896

TOTAL MEDIA		38,272,274

Multiline Retail - 4.1%
General Merchandise Stores - 4.1%
B&M European Value Retail S.A.	136,069	718,001
Dollar General Corp.	9,900	800,316
Dollar Tree, Inc. (a)	99,600	9,088,500
Ollie's Bargain Outlet Holdings, Inc. (a)	2,800	125,020
		10,731,837
Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Ltd. (a)	4,200	305,004
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	500	11,770
Software - 0.1%
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	3,300	216,117
Specialty Retail - 17.0%
Apparel Retail - 4.6%
Burlington Stores, Inc. (a)	20,000	1,877,800
Inditex SA	11,861	443,434
L Brands, Inc.	2,800	120,512
Ross Stores, Inc.	75,969	4,823,272
The Children's Place Retail Stores, Inc.	2,300	250,240
TJX Companies, Inc.	65,211	4,551,728
		12,066,986
Automotive Retail - 2.2%
AutoZone, Inc. (a)	4,200	2,475,900
O'Reilly Automotive, Inc. (a)	15,962	3,367,184
		5,843,084
Home Improvement Retail - 9.9%
Home Depot, Inc.	145,820	24,174,040
Lowe's Companies, Inc.	24,500	1,958,775
		26,132,815
Specialty Stores - 0.3%
Ulta Beauty, Inc.	4,600	928,234

TOTAL SPECIALTY RETAIL		44,971,119

Technology Hardware, Storage & Peripherals - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	7,500	1,267,800
Textiles, Apparel & Luxury Goods - 5.7%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	4,052	901,751
Carter's, Inc.	8,900	860,897
G-III Apparel Group Ltd. (a)	10,900	276,206
Kering SA	600	275,021
LVMH Moet Hennessy - Louis Vuitton SA	2,831	844,384
PVH Corp.	19,000	2,409,390
Tapestry, Inc.	12,400	507,780
		6,075,429
Footwear - 3.4%
NIKE, Inc. Class B	164,034	9,020,230

TOTAL TEXTILES, APPAREL & LUXURY GOODS		15,095,659

TOTAL COMMON STOCKS
(Cost $200,749,270)		263,522,566

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)
(Cost $1,622,131)	1,621,969	1,622,131
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $202,371,401)		265,144,697
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,279,954)
NET ASSETS - 100%		$263,864,743

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,008
Fidelity Securities Lending Cash Central Fund	4,440
Total	$6,448

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$263,522,566	$262,678,182	$844,384	$--
Money Market Funds	1,622,131	1,622,131	--	--
Total Investments in Securities:	$265,144,697	$264,300,313	$844,384	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

October 31, 2017

ANR-QTLY-1217
1.809101.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Chemicals - 2.0%
Commodity Chemicals - 2.0%
LG Chemical Ltd.	7,531	$2,717,812
LyondellBasell Industries NV Class A	141,100	14,608,083
		17,325,895
Electric Utilities - 1.0%
Electric Utilities - 1.0%
NextEra Energy, Inc.	54,000	8,373,780
Energy Equipment & Services - 13.9%
Oil & Gas Drilling - 2.1%
Nabors Industries Ltd.	1,001,700	5,639,571
Odfjell Drilling A/S (a)	564,256	2,258,958
Shelf Drilling Ltd.	865,700	6,889,141
Trinidad Drilling Ltd. (a)	971,300	1,279,909
Xtreme Drilling & Coil Services Corp. (a)	1,160,402	1,888,880
		17,956,459
Oil & Gas Equipment & Services - 11.8%
Baker Hughes, a GE Co. Class A	277,200	8,712,396
C&J Energy Services, Inc.	51,000	1,452,990
Dril-Quip, Inc. (a)	152,491	6,419,871
Frank's International NV (b)	407,745	2,695,194
Halliburton Co.	867,700	37,085,498
National Oilwell Varco, Inc.	202,200	6,913,218
NCS Multistage Holdings, Inc.	222,900	4,854,762
Newpark Resources, Inc. (a)	793,200	6,940,500
Oceaneering International, Inc.	216,273	4,373,040
RigNet, Inc. (a)	274,950	4,797,878
Schlumberger Ltd.	246,518	15,777,152
Smart Sand, Inc. (b)	137,500	988,625
Tesco Corp. (a)	196,400	756,140
TETRA Technologies, Inc. (a)	510,500	1,449,820
Total Energy Services, Inc.	38,900	458,020
		103,675,104

TOTAL ENERGY EQUIPMENT & SERVICES		121,631,563

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	189,459	4,638,161
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (b)	130,700	1,990,561
Oil, Gas & Consumable Fuels - 82.1%
Integrated Oil & Gas - 15.0%
Chevron Corp.	568,109	65,838,152
Exxon Mobil Corp.	516,261	43,030,354
Occidental Petroleum Corp.	227,000	14,657,390
Suncor Energy, Inc.	238,100	8,083,699
		131,609,595
Oil & Gas Exploration & Production - 52.8%
Anadarko Petroleum Corp.	187,783	9,270,847
Cabot Oil & Gas Corp.	559,000	15,484,300
Callon Petroleum Co. (a)(b)	1,210,200	13,421,118
Centennial Resource Development, Inc.:
Class A	45,200	878,236
Class A (b)	385,500	7,490,265
Cimarex Energy Co.	191,747	22,420,977
Concho Resources, Inc. (a)	137,400	18,440,454
ConocoPhillips Co.	172,800	8,838,720
Continental Resources, Inc. (a)	432,100	17,590,791
Devon Energy Corp.	564,200	20,818,980
Diamondback Energy, Inc. (a)	459,100	49,197,156
Encana Corp.	1,553,300	18,168,589
EOG Resources, Inc.	661,586	66,072,596
Extraction Oil & Gas, Inc. (b)	526,516	8,397,930
Hess Corp.	117,000	5,166,720
Jagged Peak Energy, Inc. (b)	70,600	980,634
Lilis Energy, Inc. (a)(b)	171,085	852,003
Marathon Oil Corp.	222,300	3,161,106
Matador Resources Co. (a)	268,300	7,123,365
Murphy Oil Corp.	78,000	2,086,500
Newfield Exploration Co. (a)	657,000	20,229,030
Parsley Energy, Inc. Class A (a)	978,700	26,033,420
PDC Energy, Inc. (a)	210,888	10,740,526
Pioneer Natural Resources Co.	322,916	48,330,838
PrairieSky Royalty Ltd. (b)	86,900	2,313,112
Range Resources Corp. (b)	101,700	1,841,787
Resolute Energy Corp. (a)(b)	114,777	3,446,753
Ring Energy, Inc. (a)	264,032	3,382,250
RSP Permian, Inc. (a)	727,200	25,022,952
Seven Generations Energy Ltd. (a)	505,100	7,626,810
Viper Energy Partners LP	378,500	7,418,600
WPX Energy, Inc. (a)	820,800	9,258,624
		461,505,989
Oil & Gas Refining & Marketing - 6.8%
Andeavor	79,500	8,446,080
Delek U.S. Holdings, Inc.	667,300	17,383,165
Phillips 66 Co.	298,418	27,179,911
Reliance Industries Ltd.	412,346	5,991,594
		59,000,750
Oil & Gas Storage & Transport - 7.5%
Cheniere Energy, Inc.(a)	165,700	7,744,818
Enterprise Products Partners LP	388,200	9,510,900
GasLog Partners LP	117,100	2,781,125
Gener8 Maritime, Inc. (a)	1,143,609	5,272,037
Golar LNG Ltd. (b)	196,500	4,152,045
Noble Midstream Partners LP	130,287	6,756,684
Noble Midstream Partners LP (c)	48,372	2,508,572
Plains GP Holdings LP Class A	101,300	2,066,520
Teekay LNG Partners LP	64,100	1,105,725
The Williams Companies, Inc.	841,200	23,974,200
		65,872,626

TOTAL OIL, GAS & CONSUMABLE FUELS		717,988,960

TOTAL COMMON STOCKS
(Cost $800,173,832)		871,948,920

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.10% (d)	4,165,296	4,166,129
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	45,361,713	45,366,249
TOTAL MONEY MARKET FUNDS
(Cost $49,531,275)		49,532,378
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $849,705,107)		921,481,298
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(46,659,023)
NET ASSETS - 100%		$874,822,275

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,508,572 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,304
Fidelity Securities Lending Cash Central Fund	40,315
Total	$52,619

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2017

AFFS-QTLY-1217
1.809094.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Banks - 34.7%
Diversified Banks - 17.7%
Bank of America Corp.	791,656	$21,683,458
Citigroup, Inc.	318,915	23,440,253
HDFC Bank Ltd. sponsored ADR	5,200	479,960
JPMorgan Chase & Co.	143,331	14,420,532
Wells Fargo & Co.	226,178	12,697,633
		72,721,836
Regional Banks - 17.0%
Bank of the Ozarks, Inc.	92,900	4,330,998
CIT Group, Inc.	52,800	2,461,536
CoBiz, Inc.	137,191	2,804,184
East West Bancorp, Inc.	60,600	3,626,304
First Republic Bank	36,600	3,564,840
Huntington Bancshares, Inc.	1,415,100	19,528,380
PNC Financial Services Group, Inc.	103,800	14,198,802
Popular, Inc.	86,617	3,177,112
Preferred Bank, Los Angeles	14,800	913,604
Regions Financial Corp.	207,900	3,218,292
Signature Bank (a)	25,800	3,354,258
SunTrust Banks, Inc.	114,900	6,918,129
SVB Financial Group (a)	7,100	1,556,888
		69,653,327

TOTAL BANKS		142,375,163

Capital Markets - 25.2%
Asset Management & Custody Banks - 8.3%
Affiliated Managers Group, Inc.	31,754	5,922,121
BlackRock, Inc. Class A	18,500	8,710,355
Invesco Ltd.	208,700	7,469,373
Northern Trust Corp.	105,500	9,866,360
State Street Corp.	22,500	2,070,000
		34,038,209
Financial Exchanges & Data - 4.9%
CBOE Holdings, Inc.	83,473	9,437,457
Deutsche Borse AG	13,900	1,439,553
IntercontinentalExchange, Inc.	139,220	9,202,442
		20,079,452
Investment Banking & Brokerage - 12.0%
E*TRADE Financial Corp. (a)	334,300	14,572,137
Goldman Sachs Group, Inc.	61,940	15,019,211
Investment Technology Group, Inc.	93,075	2,184,470
TD Ameritrade Holding Corp.	354,200	17,706,458
		49,482,276

TOTAL CAPITAL MARKETS		103,599,937

Consumer Finance - 8.3%
Consumer Finance - 8.3%
Capital One Financial Corp.	252,338	23,260,517
Synchrony Financial	330,200	10,771,124
		34,031,641
Diversified Financial Services - 4.8%
Multi-Sector Holdings - 4.8%
Berkshire Hathaway, Inc. Class B (a)	106,259	19,864,057
Insurance - 21.5%
Insurance Brokers - 1.4%
Willis Group Holdings PLC	34,600	5,573,368
Life & Health Insurance - 5.1%
MetLife, Inc.	228,700	12,253,746
Torchmark Corp.	102,980	8,663,707
		20,917,453
Multi-Line Insurance - 2.9%
Hartford Financial Services Group, Inc.	219,900	12,105,495
Property & Casualty Insurance - 10.3%
Allstate Corp.	86,590	8,127,337
Chubb Ltd.	97,427	14,693,940
FNF Group	147,550	5,521,321
The Travelers Companies, Inc.	106,300	14,079,435
		42,422,033
Reinsurance - 1.8%
Reinsurance Group of America, Inc.	50,100	7,483,938

TOTAL INSURANCE		88,502,287

IT Services - 2.7%
Data Processing & Outsourced Services - 2.7%
Visa, Inc. Class A	38,120	4,192,438
WEX, Inc. (a)	55,900	6,908,681
		11,101,119
Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	42,483	1,926,604
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	135,300	1,934,790
Radian Group, Inc.	42,600	892,896
		2,827,686
TOTAL COMMON STOCKS
(Cost $341,275,545)		404,228,494

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $8,007,158)	8,005,557	8,007,158
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $349,282,703)		412,235,652
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,527,138)
NET ASSETS - 100%		$410,708,514

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,887
Fidelity Securities Lending Cash Central Fund	74
Total	$16,961

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$404,228,494	$402,788,941	$1,439,553	$--
Money Market Funds	8,007,158	8,007,158	--	--
Total Investments in Securities:	$412,235,652	$410,796,099	$1,439,553	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

October 31, 2017

AGRE-QTLY-1217
1.9879813.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 5.3%
Abacus Property Group unit	6,665	$19,384
Goodman Group unit	4,800	30,712
Ingenia Communities Group unit	14,604	29,620
National Storage (REIT) unit	19,455	21,963
Propertylink Group unit	25,400	19,440
The GPT Group unit	7,560	29,451

TOTAL AUSTRALIA		150,570

Austria - 2.5%
BUWOG-Gemeinnuetzige Wohnung	1,892	54,568
CA Immobilien Anlagen AG	560	15,982

TOTAL AUSTRIA		70,550

Bermuda - 1.5%
Hongkong Land Holdings Ltd.	6,000	43,500
Canada - 0.9%
Smart (REIT)	1,074	24,126
France - 3.8%
Accor SA	380	18,961
Gecina SA	176	28,558
Unibail-Rodamco	245	61,316

TOTAL FRANCE		108,835

Germany - 3.9%
LEG Immobilien AG	551	55,968
Vonovia SE	1,230	54,101

TOTAL GERMANY		110,069

Hong Kong - 2.9%
Sino Land Ltd.	13,700	23,602
Sun Hung Kai Properties Ltd.	3,600	58,882

TOTAL HONG KONG		82,484

Ireland - 2.9%
Hibernia (REIT) PLC	33,100	56,871
Irish Residential Properties REIT PLC	14,700	25,257

TOTAL IRELAND		82,128

Italy - 0.6%
COIMA RES SpA	1,700	17,129
Japan - 10.4%
Advance Residence Investment Corp.	12	28,209
Ichigo, Inc.	7,400	26,316
Japan Senior Living Investment Corp.	10	12,197
Kenedix Office Investment Corp.	6	32,144
Mitsubishi Estate Co. Ltd.	2,240	40,621
Mitsui Fudosan Co. Ltd.	3,960	92,430
NTT Urban Development Co.	2,100	21,737
ORIX JREIT, Inc.	22	30,228
Star Asia Investment Corp.	13	11,906

TOTAL JAPAN		295,788

Luxembourg - 0.7%
Aroundtown Property Holdings PLC	2,629	18,466
Mexico - 0.6%
Concentradora Fibra Hotelera Mexicana SA de CV	13,000	8,707
Terrafina	4,600	7,081

TOTAL MEXICO		15,788

Singapore - 4.1%
Mapletree Commercial Trust	23,200	26,466
Parkway Life REIT	21,800	45,580
UOL Group Ltd.	6,800	45,097

TOTAL SINGAPORE		117,143

Spain - 0.4%
Aedas Homes SAU	134	4,683
Hispania Activos Inmobiliarios SA	385	6,640

TOTAL SPAIN		11,323

Sweden - 0.6%
Castellum AB	400	6,417
Victoria Park AB	2,900	10,704

TOTAL SWEDEN		17,121

United Kingdom - 6.5%
British Land Co. PLC	6,970	55,636
Derwent London PLC	1,029	36,572
Londonmetric Properity PLC	15,195	35,600
Tritax Big Box REIT PLC	14,175	27,731
U & I Group PLC	7,753	18,998
Workspace Group PLC	910	10,696

TOTAL UNITED KINGDOM		185,233

United States of America - 48.4%
American Homes 4 Rent Class A	1,251	26,621
Apartment Investment & Management Co. Class A	699	30,742
AvalonBay Communities, Inc.	293	53,130
Boston Properties, Inc.	566	68,588
Brandywine Realty Trust (SBI)	1,606	28,089
Brixmor Property Group, Inc.	1,027	17,942
Camden Property Trust (SBI)	189	17,244
Cousins Properties, Inc.	1,725	15,560
DCT Industrial Trust, Inc.	903	52,392
DiamondRock Hospitality Co.	1,655	17,973
Digital Realty Trust, Inc.	425	50,337
Duke Realty Corp.	2,566	73,080
Equity Lifestyle Properties, Inc.	659	58,308
Equity Residential (SBI)	436	29,325
Essex Property Trust, Inc.	122	32,016
Extra Space Storage, Inc.	495	40,387
Gaming & Leisure Properties	580	21,193
General Growth Properties, Inc.	2,109	41,041
Gramercy Property Trust	1,103	32,759
Host Hotels & Resorts, Inc.	1,840	35,990
Hudson Pacific Properties, Inc.	702	23,742
Kimco Realty Corp.	1,155	20,975
Prologis, Inc.	1,632	105,394
Public Storage	260	53,885
Regency Centers Corp.	359	22,096
Simon Property Group, Inc.	490	76,112
SL Green Realty Corp.	284	27,173
Spirit Realty Capital, Inc.	1,700	14,127
Sun Communities, Inc.	415	37,458
UDR, Inc.	2,094	81,226
Ventas, Inc.	1,160	72,790
VEREIT, Inc.	5,292	41,754
Welltower, Inc.	811	54,305

TOTAL UNITED STATES OF AMERICA		1,373,754

TOTAL COMMON STOCKS
(Cost $2,679,983)		2,724,007

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $114,055)	114,033	114,055
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,794,038)		2,838,062
NET OTHER ASSETS (LIABILITIES) - 0.0%		(571)
NET ASSETS - 100%		$2,837,491

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$287
Total	$287

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,961	$18,961	$--	$--
Financials	31,346	19,440	11,906	--
Real Estate	2,673,700	2,389,818	283,882	--
Money Market Funds	114,055	114,055	--	--
Total Investments in Securities:	$2,838,062	$2,542,274	$295,788	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$280,652
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

October 31, 2017

AFHC-QTLY-1217
1.809075.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Biotechnology - 29.8%
Biotechnology - 29.8%
Abeona Therapeutics, Inc. (a)(b)	400,000	$7,180,000
Ablynx NV (a)(b)	870,000	17,831,116
Ablynx NV sponsored ADR	83,200	1,730,560
AC Immune SA (a)	390,500	4,592,280
Acceleron Pharma, Inc. (a)	240,000	9,360,000
Acorda Therapeutics, Inc. (a)	549,900	14,613,593
Alexion Pharmaceuticals, Inc. (a)	380,000	45,470,800
Alnylam Pharmaceuticals, Inc. (a)	201,491	24,549,663
Amgen, Inc.	1,280,000	224,281,600
Amicus Therapeutics, Inc. (a)	720,000	10,252,800
AnaptysBio, Inc.	253,600	16,745,208
Ascendis Pharma A/S sponsored ADR (a)(b)	400,000	13,592,000
Audentes Therapeutics, Inc. (a)	242,100	6,437,439
BeiGene Ltd. ADR (a)(b)	128,859	11,893,686
Biogen, Inc. (a)	244,000	76,045,040
BioMarin Pharmaceutical, Inc. (a)	260,000	21,343,400
Bioverativ, Inc.	52,300	2,954,950
bluebird bio, Inc. (a)	81,745	11,370,730
Blueprint Medicines Corp. (a)	355,000	23,579,100
Calithera Biosciences, Inc. (a)	280,000	4,508,000
Cellectis SA sponsored ADR (a)	227,000	7,947,270
Curis, Inc. (a)	1,000,000	1,580,000
Cytokinetics, Inc. (a)	305,600	4,171,440
CytomX Therapeutics, Inc. (a)	151,900	3,038,000
Epizyme, Inc. (a)	350,000	5,845,000
Five Prime Therapeutics, Inc. (a)	146,839	6,587,198
GlycoMimetics, Inc. (a)	323,600	3,721,400
Heron Therapeutics, Inc. (a)(b)	229,358	3,520,645
Insmed, Inc. (a)	1,025,500	27,698,755
Intercept Pharmaceuticals, Inc. (a)	82,244	5,068,698
La Jolla Pharmaceutical Co. (a)	124,081	4,263,423
Loxo Oncology, Inc. (a)	200,000	17,232,000
Neurocrine Biosciences, Inc. (a)	367,158	22,804,183
Prothena Corp. PLC (a)(b)	18,100	1,050,705
Puma Biotechnology, Inc. (a)	130,000	16,549,000
Regeneron Pharmaceuticals, Inc. (a)	28,000	11,273,360
Spark Therapeutics, Inc. (a)	161,274	13,047,067
TESARO, Inc. (a)(b)	260,000	30,100,200
uniQure B.V. (a)	185,682	2,766,662
Vertex Pharmaceuticals, Inc. (a)	360,000	52,642,800
Xencor, Inc. (a)	439,900	8,701,222
Zai Lab Ltd. ADR	207,400	5,601,874
		803,542,867
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	195,535	5,064,357
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
RPI International Holdings LP (a)(c)(d)	61,683	8,421,272
Food & Staples Retailing - 2.2%
Drug Retail - 2.2%
CVS Health Corp.	880,000	60,306,400
Health Care Equipment & Supplies - 22.2%
Health Care Equipment - 22.2%
Atricure, Inc. (a)	650,000	13,936,000
Becton, Dickinson & Co.	707,220	147,575,597
Boston Scientific Corp. (a)	5,020,000	141,262,800
Danaher Corp.	320,000	29,526,400
DexCom, Inc. (a)(b)	540,000	24,283,800
Fisher & Paykel Healthcare Corp.	900,000	8,160,278
Insulet Corp. (a)	480,000	28,228,800
Integra LifeSciences Holdings Corp. (a)	550,000	25,729,000
Intuitive Surgical, Inc. (a)	234,000	87,834,240
Medtronic PLC	372,000	29,953,440
Penumbra, Inc. (a)	331,900	33,372,545
Wright Medical Group NV (a)	1,120,000	29,355,200
		599,218,100
Health Care Providers & Services - 19.7%
Health Care Distributors & Services - 0.9%
Amplifon SpA	660,000	10,025,165
EBOS Group Ltd.	1,280,000	15,415,910
		25,441,075
Health Care Facilities - 2.0%
HCA Holdings, Inc. (a)	330,000	24,964,500
Universal Health Services, Inc. Class B	280,000	28,756,000
		53,720,500
Health Care Services - 2.2%
American Renal Associates Holdings, Inc. (a)(b)	130,000	1,576,900
G1 Therapeutics, Inc.	30,391	718,139
Premier, Inc. (a)	280,000	9,147,600
Teladoc, Inc. (a)(b)	1,040,000	34,372,000
United Drug PLC (United Kingdom)	1,100,000	13,506,621
		59,321,260
Managed Health Care - 14.6%
Aetna, Inc.	50,000	8,501,500
Cigna Corp.	565,000	111,429,300
Humana, Inc.	230,000	58,730,500
UnitedHealth Group, Inc.	1,020,000	214,424,400
		393,085,700

TOTAL HEALTH CARE PROVIDERS & SERVICES		531,568,535

Health Care Technology - 4.4%
Health Care Technology - 4.4%
athenahealth, Inc. (a)	190,000	24,297,200
Castlight Health, Inc. (a)	336,800	1,296,680
Castlight Health, Inc. Class B (a)(b)	407,600	1,569,260
Cerner Corp. (a)	1,000,000	67,520,000
Evolent Health, Inc. (a)(b)	750,000	12,187,500
Medidata Solutions, Inc. (a)	170,000	12,789,100
		119,659,740
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Benefitfocus, Inc. (a)(b)	700,000	19,180,000
Life Sciences Tools & Services - 1.2%
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	350,000	23,810,500
Lonza Group AG	30,000	7,968,727
		31,779,227
Pharmaceuticals - 15.3%
Pharmaceuticals - 15.3%
Allergan PLC	600,000	106,338,000
Astellas Pharma, Inc.	1,000,000	13,308,857
AstraZeneca PLC (United Kingdom)	640,000	43,303,017
Avexis, Inc. (a)	25,641	2,679,741
Bristol-Myers Squibb Co.	800,000	49,328,000
Dechra Pharmaceuticals PLC	800,000	21,845,411
Eisai Co. Ltd.	220,000	12,244,461
Indivior PLC (a)	2,100,000	10,364,351
Jazz Pharmaceuticals PLC (a)	190,000	26,890,700
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,160,000	21,886,811
Mallinckrodt PLC (a)	487,600	15,442,292
Mylan N.V. (a)	280,000	9,998,800
Sanofi SA	330,000	31,246,595
The Medicines Company (a)	403,700	11,602,338
TherapeuticsMD, Inc. (a)(b)	2,700,000	12,744,000
Theravance Biopharma, Inc. (a)(b)	516,100	14,894,646
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,399,894	7,820,119
		411,938,139
TOTAL COMMON STOCKS
(Cost $2,015,920,227)		2,590,678,637

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.3%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	322,145	2,261,458
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	1,003,280	2,600,000
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	4,262,580	4,262,580

TOTAL CONVERTIBLE PREFERRED STOCKS		9,124,038

Nonconvertible Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)	190,000	17,707,933
TOTAL PREFERRED STOCKS
(Cost $23,368,856)		26,831,971

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.10% (e)	86,428,233	86,445,519
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	72,599,779	72,607,039
TOTAL MONEY MARKET FUNDS
(Cost $159,048,910)		159,052,558
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $2,198,337,993)		2,776,563,166
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(77,404,069)
NET ASSETS - 100%		$2,699,159,097

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,545,310 or 0.7% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
Harmony Biosciences II, Inc. Series A	9/22/17	$4,262,580
Outset Medical, Inc. Series C	4/19/17	$2,600,000
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,494
Fidelity Securities Lending Cash Central Fund	141,184
Total	$334,678

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,590,678,637	$2,482,154,435	$100,102,930	$8,421,272
Preferred Stocks	26,831,971	17,707,933	--	9,124,038
Money Market Funds	159,052,558	159,052,558	--	--
Total Investments in Securities:	$2,776,563,166	$2,658,914,926	$100,102,930	$17,545,310

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

October 31, 2017

AFCY-QTLY-1217
1.809093.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Aerospace & Defense - 26.3%
Aerospace & Defense - 26.3%
Astronics Corp. (a)	94,566	$3,253,070
Astronics Corp. Class B	6,099	217,429
Axon Enterprise, Inc. (a)	178,500	4,100,145
Elbit Systems Ltd.	27,000	4,012,740
General Dynamics Corp.	166,562	33,808,755
Huntington Ingalls Industries, Inc.	32,100	7,473,843
Northrop Grumman Corp.	134,000	39,601,020
Raytheon Co.	151,100	27,228,220
Rockwell Collins, Inc.	53,200	7,213,920
Teledyne Technologies, Inc. (a)	89,865	15,273,455
The Boeing Co.	64,400	16,613,912
TransDigm Group, Inc.	45,900	12,737,250
United Technologies Corp.	401,051	48,029,868
		219,563,627
Air Freight & Logistics - 1.4%
Air Freight & Logistics - 1.4%
XPO Logistics, Inc. (a)	169,300	11,740,955
Airlines - 2.8%
Airlines - 2.8%
Allegiant Travel Co.	800	109,120
Delta Air Lines, Inc.	78,900	3,947,367
Ryanair Holdings PLC sponsored ADR (a)	27,200	3,049,392
Southwest Airlines Co.	295,700	15,926,402
		23,032,281
Building Products - 3.7%
Building Products - 3.7%
A.O. Smith Corp.	181,584	10,749,773
Fortune Brands Home & Security, Inc.	140,000	9,248,400
Masco Corp.	273,900	10,906,698
		30,904,871
Commercial Services & Supplies - 4.1%
Diversified Support Services - 2.9%
Cintas Corp.	88,000	13,115,520
KAR Auction Services, Inc.	234,600	11,103,618
		24,219,138
Environmental & Facility Services - 1.2%
Waste Connection, Inc. (United States)	140,600	9,936,202

TOTAL COMMERCIAL SERVICES & SUPPLIES		34,155,340

Construction & Engineering - 4.6%
Construction & Engineering - 4.6%
AECOM (a)	540,721	18,957,678
Dycom Industries, Inc. (a)	59,700	5,243,451
Fluor Corp.	70,500	3,037,845
KBR, Inc.	549,200	10,780,796
		38,019,770
Electrical Equipment - 7.1%
Electrical Components & Equipment - 6.6%
AMETEK, Inc.	254,526	17,177,960
Eaton Corp. PLC	183,300	14,667,666
Fortive Corp.	324,866	23,474,817
		55,320,443
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc. (a)	161,900	4,055,595

TOTAL ELECTRICAL EQUIPMENT		59,376,038

Industrial Conglomerates - 9.5%
Industrial Conglomerates - 9.5%
3M Co.	9,200	2,117,748
General Electric Co.	1,453,248	29,297,480
Honeywell International, Inc.	296,433	42,733,781
ITT, Inc.	115,300	5,377,592
		79,526,601
Machinery - 24.9%
Agricultural & Farm Machinery - 1.1%
Deere & Co.	72,200	9,593,936
Construction Machinery & Heavy Trucks - 11.4%
Allison Transmission Holdings, Inc.	432,500	18,376,925
Caterpillar, Inc.	355,100	48,222,581
PACCAR, Inc.	58,600	4,203,378
WABCO Holdings, Inc. (a)	118,600	17,501,802
Wabtec Corp. (b)	83,100	6,357,150
		94,661,836
Industrial Machinery - 12.4%
Flowserve Corp.	143,300	6,315,231
Gardner Denver Holdings, Inc.	180,000	5,193,000
IDEX Corp.	90,529	11,606,723
Ingersoll-Rand PLC	189,100	16,754,260
Lincoln Electric Holdings, Inc.	62,400	5,720,208
Nordson Corp.	47,100	5,967,099
Parker Hannifin Corp.	76,500	13,969,665
Pentair PLC	107,318	7,561,626
Rexnord Corp. (a)	193,300	4,933,016
Snap-On, Inc.	126,200	19,911,836
Xylem, Inc.	85,000	5,655,050
		103,587,714

TOTAL MACHINERY		207,843,486

Professional Services - 2.5%
Human Resource & Employment Services - 0.8%
Robert Half International, Inc.	124,400	6,440,188
Research & Consulting Services - 1.7%
Equifax, Inc.	20,700	2,246,571
IHS Markit Ltd. (a)	289,500	12,335,595
		14,582,166

TOTAL PROFESSIONAL SERVICES		21,022,354

Road & Rail - 9.2%
Railroads - 7.6%
Genesee & Wyoming, Inc. Class A (a)	78,400	5,627,552
Norfolk Southern Corp.	155,800	20,475,236
Union Pacific Corp.	319,300	36,971,747
		63,074,535
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	61,684	6,562,561
Old Dominion Freight Lines, Inc.	54,700	6,625,811
		13,188,372

TOTAL ROAD & RAIL		76,262,907

Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc. (a)	65,506	2,318,257
MSC Industrial Direct Co., Inc. Class A	41,800	3,465,220
United Rentals, Inc. (a)	29,000	4,102,920
Univar, Inc. (a)	437,800	13,024,550
		22,910,947
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd. (b)	347,526	4,229,391
TOTAL COMMON STOCKS
(Cost $629,047,947)		828,588,568

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.10% (c)	5,428,689	5,429,775
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,944,152	6,944,846
TOTAL MONEY MARKET FUNDS
(Cost $12,374,904)		12,374,621
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $641,422,851)		840,963,189
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,665,646)
NET ASSETS - 100%		$833,297,543

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,525
Fidelity Securities Lending Cash Central Fund	6,219
Total	$30,744

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

October 31, 2017

ARE-QTLY-1217
1.809102.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.4%
REITs - Apartments - 19.9%
American Homes 4 Rent Class A	816,800	$17,381,504
AvalonBay Communities, Inc.	267,740	48,549,294
Education Realty Trust, Inc.	319,300	11,143,570
Equity Residential (SBI)	283,609	19,075,541
Essex Property Trust, Inc.	139,647	36,647,562
Mid-America Apartment Communities, Inc.	268,849	27,516,695
		160,314,166
REITs - Diversified - 8.7%
Corrections Corp. of America	122,300	3,015,918
Digital Realty Trust, Inc.	87,900	10,410,876
Duke Realty Corp.	765,100	21,790,048
Equinix, Inc.	43,400	20,115,900
Washington REIT (SBI)	475,200	15,296,688
		70,629,430
REITs - Health Care - 10.4%
Healthcare Realty Trust, Inc.	494,300	15,936,232
Sabra Health Care REIT, Inc.	154,961	3,086,823
Ventas, Inc.	638,905	40,091,289
Welltower, Inc.	374,119	25,051,008
		84,165,352
REITs - Hotels - 6.5%
DiamondRock Hospitality Co.	1,166,450	12,667,647
Host Hotels & Resorts, Inc.	866,334	16,945,493
LaSalle Hotel Properties (SBI)	225,000	6,347,250
Sunstone Hotel Investors, Inc.	1,032,800	16,855,296
		52,815,686
REITs - Management/Investment - 1.2%
American Assets Trust, Inc.	178,500	6,924,015
American Tower Corp.	17,500	2,514,225
		9,438,240
REITs - Manufactured Homes - 2.8%
Equity Lifestyle Properties, Inc.	252,703	22,359,161
REITs - Office Property - 17.4%
Boston Properties, Inc.	315,047	38,177,395
Corporate Office Properties Trust (SBI)	412,300	13,164,739
Douglas Emmett, Inc.	586,900	23,352,751
Highwoods Properties, Inc. (SBI)	414,400	21,155,120
Hudson Pacific Properties, Inc.	594,400	20,102,608
SL Green Realty Corp.	253,900	24,293,152
		140,245,765
REITs - Regional Malls - 9.7%
General Growth Properties, Inc.	1,289,000	25,083,940
Simon Property Group, Inc.	297,850	46,265,041
Taubman Centers, Inc.	146,600	6,922,452
		78,271,433
REITs - Shopping Centers - 5.0%
Acadia Realty Trust (SBI)	223,900	6,302,785
Cedar Realty Trust, Inc.	1,117,570	6,079,581
DDR Corp.	896,600	6,876,922
Urban Edge Properties	889,641	20,870,978
		40,130,266
REITs - Storage - 8.1%
Extra Space Storage, Inc.	396,600	32,358,594
Public Storage	161,350	33,439,788
		65,798,382
REITs - Warehouse/Industrial - 7.5%
DCT Industrial Trust, Inc.	462,066	26,809,069
Prologis, Inc.	399,077	25,772,393
Rexford Industrial Realty, Inc.	180,600	5,362,014
Terreno Realty Corp.	75,680	2,778,970
		60,722,446
Specialized REITs - 0.2%
Safety Income and Growth, Inc.	111,500	2,003,655

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		786,893,982

Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Marriott International, Inc. Class A	77,500	9,259,700
Real Estate Management & Development - 0.5%
Real Estate Operating Companie - 0.5%
Vonovia SE	98,000	4,310,504
TOTAL COMMON STOCKS
(Cost $657,031,786)		800,464,186

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.10% (a)
(Cost $5,828,544)	5,827,379	5,828,544
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $662,860,330)		806,292,730
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,251,387
NET ASSETS - 100%		$807,544,117

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,030
Fidelity Securities Lending Cash Central Fund	411
Total	$28,441

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Semiconductors Fund

October 31, 2017

AFEL-QTLY-1217
1.809067.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Communications Equipment - 2.0%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	196,900	$2,293,885
CommScope Holding Co., Inc. (a)	38,100	1,224,534
F5 Networks, Inc. (a)	5,500	666,985
Finisar Corp. (a)	21,800	513,172
Infinera Corp. (a)	49,600	415,152
		5,113,728
Diversified Financial Services - 0.4%
Other Diversified Financial Services - 0.4%
Quantenna Communications, Inc.	69,644	1,078,786
Electronic Equipment & Components - 4.4%
Electronic Manufacturing Services - 2.2%
Flextronics International Ltd. (a)	78,800	1,402,640
Jabil, Inc.	69,576	1,967,609
Park Electrochemical Corp.	13,000	245,440
Plexus Corp. (a)	12,000	737,160
TTM Technologies, Inc. (a)	91,600	1,445,448
		5,798,297
Technology Distributors - 2.2%
Avnet, Inc.	118,400	4,712,320
Tech Data Corp. (a)	9,500	881,315
		5,593,635

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,391,932

Internet Software & Services - 2.9%
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	34,200	1,786,950
Alphabet, Inc. Class A (a)	5,510	5,692,050
SecureWorks Corp. (a)	5,000	50,100
		7,529,100
IT Services - 0.1%
IT Consulting & Other Services - 0.1%
IBM Corp.	2,300	354,338
Semiconductors & Semiconductor Equipment - 82.9%
Semiconductor Equipment - 2.0%
Applied Materials, Inc.	31,700	1,788,831
Experi Corp.	26,600	611,800
Lam Research Corp.	5,281	1,101,458
PDF Solutions, Inc. (a)	60,795	890,647
Xcerra Corp. (a)	89,664	883,190
		5,275,926
Semiconductors - 80.9%
Acacia Communications, Inc. (a)(b)	34,500	1,459,695
Advanced Micro Devices, Inc. (a)	12,000	131,820
Alpha & Omega Semiconductor Ltd. (a)	25,400	468,122
Ambarella, Inc. (a)(b)	7,500	423,300
Analog Devices, Inc.	162,470	14,833,511
Broadcom Ltd.	96,900	25,572,879
Cavium, Inc. (a)	80,091	5,525,478
Cirrus Logic, Inc. (a)	11,700	655,200
Cree, Inc. (a)	80,900	2,888,130
Cypress Semiconductor Corp. (b)	347,100	5,505,006
Inphi Corp. (a)(b)	130,338	5,341,251
Integrated Device Technology, Inc. (a)	73,800	2,292,966
Intel Corp.	866,375	39,411,399
Lattice Semiconductor Corp. (a)	264,700	1,548,495
M/A-COM Technology Solutions Holdings, Inc. (a)	26,200	1,071,056
Marvell Technology Group Ltd.	293,600	5,422,792
Maxim Integrated Products, Inc.	100,522	5,281,426
MaxLinear, Inc. Class A (a)	132,647	3,245,872
Mellanox Technologies Ltd. (a)	69,000	3,225,750
Microchip Technology, Inc.	35,600	3,374,880
Micron Technology, Inc. (a)	403,412	17,875,186
Microsemi Corp. (a)	22,800	1,216,836
NVIDIA Corp.	60,323	12,475,400
O2Micro International Ltd. sponsored ADR (a)	8,600	17,114
ON Semiconductor Corp. (a)	433,900	9,250,748
Qorvo, Inc. (a)	43,396	3,289,851
Qualcomm, Inc.	554,626	28,291,472
Sanken Electric Co. Ltd.	112,000	704,269
Semtech Corp. (a)	103,622	4,253,683
Sequans Communications SA ADR (a)(b)	52,900	95,749
Synaptics, Inc. (a)	22,200	824,064
Texas Instruments, Inc.	24,300	2,349,567
United Microelectronics Corp. sponsored ADR (b)	157,200	408,720
		208,731,687

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		214,007,613

Software - 0.2%
Application Software - 0.2%
Citrix Systems, Inc. (a)	6,100	503,921
Technology Hardware, Storage & Peripherals - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Lenovo Group Ltd.	862,000	499,428
Samsung Electronics Co. Ltd.	525	1,293,143
Super Micro Computer, Inc. (a)	27,900	555,210
Western Digital Corp.	16,000	1,428,320
		3,776,101
TOTAL COMMON STOCKS
(Cost $187,781,958)		243,755,519
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
Synaptics, Inc. 0.5% 6/15/22 (c)
(Cost $317,283)	350,000	314,563
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.10% (d)	13,251,928	13,254,579
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	4,656,562	4,657,028
TOTAL MONEY MARKET FUNDS
(Cost $17,911,223)		17,911,607
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $206,010,464)		261,981,689
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(3,823,469)
NET ASSETS - 100%		$258,158,220

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $314,563 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,198
Fidelity Securities Lending Cash Central Fund	55,574
Total	$82,772

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$243,755,519	$243,051,250	$704,269	$--
Convertible Bonds	314,563	--	314,563	--
Money Market Funds	17,911,607	17,911,607	--	--
Total Investments in Securities:	$261,981,689	$260,962,857	$1,018,832	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

October 31, 2017

AFTF-QTLY-1217
1.809103.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR	312,800	$3,622,224
Automobiles - 4.3%
Automobile Manufacturers - 4.3%
Tesla, Inc. (a)(b)	230,109	76,288,037
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR (a)	38,700	3,572,010
Zai Lab Ltd. ADR	13,300	359,233
		3,931,243
Chemicals - 0.7%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	12,580	2,109,624
Specialty Chemicals - 0.6%
Duk San Neolux Co. Ltd.	239,698	4,705,678
Soulbrain Co. Ltd.	54,828	3,373,759
Tokyo Ohka Kogyo Co. Ltd.	68,500	2,505,048
		10,584,485

TOTAL CHEMICALS		12,694,109

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Applied Optoelectronics, Inc. (a)(b)	38,800	1,580,712
Diversified Consumer Services - 1.5%
Education Services - 1.5%
China Online Education Group sponsored ADR (a)(b)	2,563	33,627
New Oriental Education & Technology Group, Inc. sponsored ADR	154,300	12,843,932
TAL Education Group ADR	494,042	13,586,155
		26,463,714
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	239,500	3,760,150
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	19,900	3,996,318
Electronic Equipment & Components - 5.2%
Electronic Components - 1.6%
Genius Electronic Optical Co. Ltd. (a)	131,000	1,475,695
Largan Precision Co. Ltd.	73,000	13,842,823
Ledlink Optics, Inc.	608,609	947,102
Lens Technology Co. Ltd. Class A	830,737	4,164,390
Sunny Optical Technology Group Co. Ltd.	291,100	4,261,238
Universal Display Corp.	18,912	2,770,608
		27,461,856
Electronic Equipment & Instruments - 3.2%
Chroma ATE, Inc.	3,026,173	14,760,350
Cognex Corp.	35,800	4,408,770
Hexagon AB (B Shares)	51,600	2,646,059
Topcon Corp.	430,600	9,104,422
Trimble, Inc. (a)	644,196	26,334,732
		57,254,333
Technology Distributors - 0.4%
Dell Technologies, Inc. (a)	85,760	7,098,355

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		91,814,544

Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Hoya Corp.	45,100	2,450,316
Health Care Technology - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (a)	48,994	6,265,353
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Sea Ltd. ADR	28,700	432,796
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	8,500	9,394,880
Cogobuy Group	150,000	90,176
JD.com, Inc. sponsored ADR (a)	21,400	802,928
Netflix, Inc. (a)	85,900	16,873,337
		27,161,321
Internet Software & Services - 23.1%
Internet Software & Services - 23.1%
58.com, Inc. ADR (a)	64,981	4,364,774
Akamai Technologies, Inc. (a)	187,000	9,770,750
Alibaba Group Holding Ltd. sponsored ADR (a)	287,100	53,081,919
Alphabet, Inc.:
Class A (a)	66,087	68,270,514
Class C (a)	76,055	77,320,555
Benefitfocus, Inc. (a)	23,689	649,079
CoStar Group, Inc. (a)	5,100	1,508,325
Endurance International Group Holdings, Inc. (a)	457,000	3,747,400
Envestnet, Inc. (a)	145	7,743
Facebook, Inc. Class A (a)	615,311	110,792,899
GoDaddy, Inc. (a)	90,200	4,212,340
LogMeIn, Inc.	142,333	17,229,410
NetEase, Inc. ADR	56,900	16,041,248
New Relic, Inc. (a)	89,000	4,568,370
Nutanix, Inc. Class B (c)	39,963	1,138,946
Pandora Media, Inc. (a)(b)	93,000	679,830
Shopify, Inc.	1,600	159,184
Shopify, Inc. Class A (a)	22,800	2,266,745
SMS Co., Ltd.	312,400	9,410,873
Tencent Holdings Ltd.	309,600	13,915,005
Twilio, Inc. Class A (a)	4,000	127,800
Xunlei Ltd. sponsored ADR (a)	420,444	3,897,516
Yandex NV Series A (a)	154,800	5,236,884
		408,398,109
IT Services - 6.0%
Data Processing & Outsourced Services - 3.5%
Fidelity National Information Services, Inc.	18,295	1,697,044
Fiserv, Inc. (a)	26,400	3,416,952
FleetCor Technologies, Inc. (a)	78,300	12,940,641
Global Payments, Inc.	68,300	7,099,785
PayPal Holdings, Inc. (a)	386,000	28,008,160
Total System Services, Inc.	38,153	2,748,924
WEX, Inc. (a)	50,600	6,253,654
		62,165,160
IT Consulting & Other Services - 2.5%
Cognizant Technology Solutions Corp. Class A	451,294	34,149,417
CSRA, Inc.	38,400	1,228,416
DXC Technology Co.	86,400	7,907,328
		43,285,161

TOTAL IT SERVICES		105,450,321

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	387,462	636,513
Machinery - 1.6%
Industrial Machinery - 1.6%
HIWIN Technologies Corp.	453,900	4,548,338
Minebea Mitsumi, Inc.	1,266,200	23,213,391
		27,761,729
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	1,156,712	177,058
Publishing - 0.0%
China Literature Ltd.	1,503	10,596

TOTAL MEDIA		187,654

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (a)	28,744	1,832,430
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	75,000	1,856,816
Semiconductors & Semiconductor Equipment - 21.1%
Semiconductor Equipment - 6.4%
ASM Pacific Technology Ltd.	1,813,600	26,385,469
Ferrotec Holdings Corp.	126,800	2,606,616
GlobalWafers Co. Ltd.	2,032,400	23,501,606
KLA-Tencor Corp.	79,400	8,645,866
Lam Research Corp.	138,500	28,886,945
Screen Holdings Co. Ltd.	62,100	4,867,313
Siltronic AG (a)	39,600	5,867,489
Sino-American Silicon Products, Inc.	4,118,000	11,477,603
SolarEdge Technologies, Inc. (a)	40,000	1,314,000
SunEdison, Inc. (a)	500	10
		113,552,917
Semiconductors - 14.7%
Acacia Communications, Inc. (a)(b)	28,600	1,210,066
Advanced Micro Devices, Inc. (a)(b)	1,231,600	13,529,126
Advanced Semiconductor Engineering, Inc.	183,000	221,400
ams AG	288,874	26,334,978
ASPEED Tech, Inc.	116,282	2,689,248
Broadcom Ltd.	82,200	21,693,402
Cavium, Inc. (a)	25,900	1,786,841
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	125,152	2,503,040
Cirrus Logic, Inc. (a)	15,814	885,584
Cree, Inc. (a)	333,600	11,909,520
Global Unichip Corp.	261,000	2,598,049
Himax Technologies, Inc. sponsored ADR (b)	1,401,404	14,294,321
Inphi Corp. (a)	102,517	4,201,147
M/A-COM Technology Solutions Holdings, Inc. (a)	78,900	3,225,432
Marvell Technology Group Ltd.	386,361	7,136,088
Mellanox Technologies Ltd. (a)	222,100	10,383,175
Micron Technology, Inc. (a)	688,250	30,496,358
Monolithic Power Systems, Inc.	59,601	7,251,654
Nanya Technology Corp.	12,034,000	32,662,459
NVIDIA Corp.	203,750	42,137,538
ON Semiconductor Corp. (a)	148,600	3,168,152
Qualcomm, Inc.	62,150	3,170,272
Renesas Electronics Corp. (a)	106,800	1,380,827
Semtech Corp. (a)	110,998	4,556,468
Silergy Corp.	72,000	1,555,246
Silicon Laboratories, Inc. (a)	21,100	2,002,390
Silicon Motion Technology Corp. sponsored ADR (b)	81,388	3,940,807
Win Semiconductors Corp.	247,000	2,020,224
		258,943,812

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		372,496,729

Software - 20.0%
Application Software - 9.6%
Adobe Systems, Inc. (a)	74,616	13,069,739
Aspen Technology, Inc. (a)	300	19,356
Autodesk, Inc. (a)	487,000	60,855,520
Callidus Software, Inc. (a)	177,059	4,488,446
Citrix Systems, Inc. (a)	74,000	6,113,140
Ellie Mae, Inc. (a)	90,900	8,176,455
HubSpot, Inc. (a)	6,900	597,195
iFlytek Co. Ltd.	237,677	1,920,072
Parametric Technology Corp. (a)	262,400	17,436,480
Paylocity Holding Corp. (a)	17,900	956,039
RealPage, Inc. (a)	5,800	251,140
Salesforce.com, Inc. (a)	236,919	24,246,290
Snap, Inc. Class A (a)(b)	262,700	4,029,818
SS&C Technologies Holdings, Inc.	79,200	3,183,840
Ultimate Software Group, Inc. (a)	75,476	15,290,683
Workday, Inc. Class A (a)	14,700	1,631,553
Zendesk, Inc. (a)	201,400	6,243,400
		168,509,166
Home Entertainment Software - 4.7%
Activision Blizzard, Inc.	353,070	23,122,554
Electronic Arts, Inc. (a)	201,400	24,087,440
Nintendo Co. Ltd.	54,300	21,066,326
Nintendo Co. Ltd. ADR	92,500	4,500,125
Take-Two Interactive Software, Inc. (a)	98,400	10,887,960
		83,664,405
Systems Software - 5.7%
Microsoft Corp.	986,500	82,057,070
Red Hat, Inc. (a)	36,200	4,374,046
Tableau Software, Inc. (a)	182,700	14,815,143
		101,246,259

TOTAL SOFTWARE		353,419,830

Technology Hardware, Storage & Peripherals - 10.0%
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	1,034,429	174,859,875
Primax Electronics Ltd.	645,000	1,673,601
Quanta Computer, Inc.	69,000	162,552
		176,696,028
TOTAL COMMON STOCKS
(Cost $1,110,940,736)		1,709,196,996

Convertible Preferred Stocks - 1.7%
Internet & Direct Marketing Retail - 1.1%
Internet & Direct Marketing Retail - 1.1%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)(e)	1,516,912	8,478,112
Series B (a)(d)(e)	2,042,487	11,415,582
		19,893,694
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	232,064	10,264,191
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,280,181)		30,157,885

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.10% (f)	24,319,184	24,324,048
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	109,046,058	109,056,963
TOTAL MONEY MARKET FUNDS
(Cost $133,380,010)		133,381,011
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $1,260,600,927)		1,872,735,892
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(106,044,035)
NET ASSETS - 100%		$1,766,691,857

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,138,946 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,157,885 or 1.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,194
Fidelity Securities Lending Cash Central Fund	301,041
Total	$368,235

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,709,196,996	$1,616,588,047	$92,608,949	$--
Convertible Preferred Stocks	30,157,885	--	--	30,157,885
Money Market Funds	133,381,011	133,381,011	--	--
Total Investments in Securities:	$1,872,735,892	$1,749,969,058	$92,608,949	$30,157,885

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$41,307,432
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$31,464,476
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,306,591)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$30,157,885
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2017	$(1,306,591)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$30,157,885	Market approach	Transaction price	$5.59	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	4.5	Increase
			Discount rate	10.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

October 31, 2017

AFUG-QTLY-1217
1.809068.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Electric Utilities - 54.1%
Electric Utilities - 54.1%
Exelon Corp.	762,691	$30,667,805
FirstEnergy Corp.	303,233	9,991,527
Great Plains Energy, Inc.	473,900	15,558,137
NextEra Energy, Inc.	365,950	56,747,866
OGE Energy Corp.	160,123	5,898,931
PG&E Corp.	371,405	21,456,067
Southern Co.	287,500	15,007,500
Vistra Energy Corp.	503,888	9,795,583
Westar Energy, Inc.	129,151	6,906,995
		172,030,411
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	29,202	654,125
Independent Power and Renewable Electricity Producers - 9.0%
Independent Power Producers & Energy Traders - 6.1%
NRG Energy, Inc.	535,972	13,399,300
NRG Yield, Inc. Class C	74,502	1,385,737
The AES Corp.	419,020	4,454,183
		19,239,220
Renewable Electricity - 2.9%
NextEra Energy Partners LP	237,830	9,356,232

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		28,595,452

Multi-Utilities - 31.5%
Multi-Utilities - 31.5%
Avangrid, Inc. (a)	305,630	15,810,240
Black Hills Corp.	67,903	4,431,350
CenterPoint Energy, Inc.	374,513	11,078,095
Dominion Resources, Inc.	142,294	11,545,735
E.ON AG	145,978	1,729,028
Public Service Enterprise Group, Inc.	194,538	9,571,270
SCANA Corp.	146,548	6,322,081
Sempra Energy	336,709	39,563,308
		100,051,107
Oil, Gas & Consumable Fuels - 2.4%
Oil & Gas Storage & Transport - 2.4%
Cheniere Energy Partners LP Holdings LLC	134,662	3,371,936
Cheniere Energy, Inc. (b)	91,766	4,289,143
		7,661,079
TOTAL COMMON STOCKS
(Cost $242,543,174)		308,992,174

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.10% (c)	725,559	725,705
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	1,128,287	1,128,400
TOTAL MONEY MARKET FUNDS
(Cost $1,854,105)		1,854,105
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $244,397,279)		310,846,279
NET OTHER ASSETS (LIABILITIES) - 2.2%		7,001,206
NET ASSETS - 100%		$317,847,485

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,934
Fidelity Securities Lending Cash Central Fund	20
Total	$7,954

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$308,992,174	$307,263,146	$1,729,028	$--
Money Market Funds	1,854,105	1,854,105	--	--
Total Investments in Securities:	$310,846,279	$309,117,251	$1,729,028	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017